Leases - The Group as a Lessee - Summary of Quantitative Information About Right-Of-Use Assets (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning of financial year	$ 11,475
End of financial year	8,414	$ 11,475
Current	4,222	4,104
Non-current	5,352	8,339
Lease liabilities	9,574	12,443
Interest expense on lease liabilities	546	648	$ 742
Short-term lease expense	49	112	94
Low-value lease expense	47	52	61
Total	96	164	155
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning of financial year	24,390	24,858
Additions	33	813
Expiration of leases	0	702
Shortening of leases	660	(198)
Renewal and modification of leases	1,554	0
Currency revaluation adjustments	(232)	(381)
End of financial year	25,085	24,390	24,858
Accumulated amortization and depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning of financial year	12,915	9,439
Depreciation charge	4,595	4,556
Impairment charge	18	0
Expiration of leases	(642)	(702)
Shortening of leases	0	153
Impairment written off during the year	(18)	0
Currency revaluation adjustments	(197)	(225)
End of financial year	$ 16,671	$ 12,915	$ 9,439